Note 38 - Capital Management	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
38.	Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Group monitors capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings (including short-term and long-term borrowings’ as shown in the consolidated balance sheets) less cash and cash equivalents. Total capital is calculated as ‘equity’ as shown in the consolidated balance sheets.

The gearing ratios were as follows:

	As of December 31,
	2025	2024
Total borrowings	$13,795,742	$21,418,017
Less: Cash and cash equivalents	(99,532,115)	(21,699,202)
Net cash	(85,736,373)	(281,185)
Total equity	196,079,839	73,103,853
Total capital	$196,079,839	$73,103,853
Gearing ratio	0%	0%